Accrued Liabilities and Other Long-Term Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Voyage and vessel expenses	$ 168,120	$ 163,155
Interest	66,110	60,064
Payroll and benefits and other	88,239	100,606
Deferred revenue - current	76,883	66,027
Loan from affiliates	12,426	4,907
Liabilities associated with assets held for sale	500
Accrued Liabilities	$ 412,278	$ 394,759